Stockholders Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders Deficit
Schedule of stock incentive plans
	Options	Weighted Average
	Shares	Exercise Price
Outstanding as of December 31, 2023	4,664,589	$0.55
Granted	450,000	4.11
Outstanding as of March 31, 2024	5,114,589	$0.86

	Options	Weighted Average	Potential
	Shares	Exercise Price	Proceeds
Outstanding as of December 31, 2021	3,812,953	$0.26	$982,326
Granted	492,695	1.64	808,020
Forfeitures	(143,581)	(1.00)	(81,668)
Outstanding as of December 31, 2022	4,162,067	0.411	1,708,677
Granted	502,522	1.67	837,087
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding as of December 31, 2023	4,664,589	$0.55	$2,545,765

Schedule information of stock options outstanding and exercisable
		Weighted			Weighted	Average
		Average	Weighted		Average	Remaining Life
Range of	Number	Remaining Life	Average	Number	Exercise Price	In Years - Vested
Exercise Prices	Outstanding	In Years	Exercise Price	Exerciseable	Exerciseable	and Exercisable
$0.12	2,646,410	4.13	$0.12	2,646,410	$0.12	4.13
0.57	1,022,963	4.22	0.57	1,022,963	0.57	4.22
1.49-1.65	1,170,403	8.19	1.64	449,625	1.64	8.19
1.90	49,813	3.73	1.90	3,113	1.90	3.73
6.59	225,000	9.99	6.59	-	-	9.99
	5,114,589	5.33	$0.86	4,122,111	$0.40	5.33

						Weighted
						Average
		Weighted			Weighted	Remaining Life
Range of	Number	Average Remaining Life	Weighted Average	Number	Average Exercise Price	In Years - Vested
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable	and Exercisable
$0.12	2,646,410	4.38	$0.12	2,646,410	$0.12	4.38
0.57	1,022,963	4.47	0.57	1,022,963	0.57	4.47
1.64	945,403	9.08	1.64	386,806	1.64	9.08
1.90	49,813	3.98	1.90	-	1.90	3.98
	4,664,589	5.35	$0.55	4,056,179	$0.38	5.35

Schedule of significant weighted-average assumptions
Assumptions	3/31/2024
Estimated stock price	$1.49-$6.59
Exercise price	$1.49-$6.59
Dividend yield	0%
Expected life	5-10 years
Expected volatility	69%
Risk free interest rate	4.23%

Assumptions	12/31/2023	12/31/2022
Estimated stock price	1.89	1.64
Exercise price	1.64	1.64
Dividend yield	0%	0%
Expected life	5-10 years	5 years
Expected volatility	39%	70%
Risk free interest rate	0.00%	4.06%

Summary of warrants outstanding
	March 31, 2024
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding January 1, 2024	19,443,314	$10.16
Issued	135,534	3.70
Exercised	(162,867)	(4.92)
Forfeited	(51,967)	(3.70)
Expired	-	-
Outstanding at March 31, 2024	19,364,014	$10.15
Exercisable at March 31, 2024	19,364,014

Summary of warrants outstanding and exercisable
	March 31, 2024
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
2,689,902	4.10	$1.770	2,689,902	$1.77
515,000	4.72	11.500	515,000	11.50
16,159,112	4.72	11.500	16,159,112	11.50

19,364,014	4.70	$10.148	19,364,014	$10.15

Schedule of warrants weighted average assumptions
Assumptions
Dividend yield	0%
Expected life	3-5 years
Expected volatility	69%
Risk free interest rate	4.23%